STOCK OPTION RESERVE (Details Narrative) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Jan. 13, 2021
IfrsStatementLineItems [Line Items]
Stock options issued					2,980
Communication expense	$ 30	$ 200	$ 200	$ 700
Board Of Directors [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued						350,000
Consultants [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued						518,000
N 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued						868,000
Exercise price of outstanding share options						$ 17.75
Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Stock granted			243,000
Fair value per share			$ 17.75
Communication expense			$ 4,300
Equity 2021 Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Communication expense	$ 2,000		$ 6,200